LAND USE RIGHTS, NET - Land use rights pledged (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
LAND USE RIGHTS, NET
Land use rights	$ 2,297	¥ 15,989	¥ 16,403